Average Annual Total Returns{- Communication Services Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Communication Services Fund - AMCIZ PRO-05 - Communication Services Portfolio	Fidelity Advisor Communication Services Fund Class A Return Before Taxes Past 1 year	Fidelity Advisor Communication Services Fund Class A Return Before Taxes Since Inception		Fidelity Advisor Communication Services Fund Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Communication Services Fund Class A After Taxes on Distributions Since Inception		Fidelity Advisor Communication Services Fund Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Communication Services Fund Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Communication Services Fund Class M Return Before Taxes Past 1 year	Fidelity Advisor Communication Services Fund Class M Return Before Taxes Since Inception		Fidelity Advisor Communication Services Fund Class C Return Before Taxes Past 1 year	Fidelity Advisor Communication Services Fund Class C Return Before Taxes Since Inception		Fidelity Advisor Communication Services Fund Class I Return Before Taxes Past 1 year	Fidelity Advisor Communication Services Fund Class I Return Before Taxes Since Inception		Fidelity Advisor Communication Services Fund Class Z Return Before Taxes Past 1 year	Fidelity Advisor Communication Services Fund Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1522 Past 1 year	F1522 Since Inception
Total	27.22%	23.78%	[1]	25.84%	17.86%	[1]	16.74%	16.97%	[1]	29.93%	24.86%	[1]	33.02%	26.39%	[1]	35.42%	27.74%	[1]	35.58%	27.89%	[1]	18.40%	18.18%	[1]	29.02%	22.07%	[1]

[1]	(a)From November 28, 2018